ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.7%
Biotechnology	2.3%
Corteva Inc.		367,697	$31,140,259
Commercial Services	3.8%
TransUnion		731,252	52,752,519
Computers	2.9%
Gartner Inc.(a)		302,955	39,269,027
Cosmetics/Personal Care	7.4%
Estée Lauder Cos. Inc. - Class A		286,801	22,642,939
Kenvue Inc.		3,134,544	59,901,136
Unilever PLC		311,391	18,732,626
			101,276,701
Diversified Financials	3.1%
Intercontinental Exchange Inc.		344,418	42,401,300
Entertainment	19.6%
Live Nation Entertainment Inc.(a)		365,302	66,890,449
TKO Group Holdings Inc.		141,548	28,495,028
Universal Music Group N.V.		2,472,249	51,778,433
Warner Bros Discovery Inc.(a)		2,689,997	71,715,320
Warner Music Group Corp. - Class A		1,847,576	50,013,883
			268,893,113
Healthcare Products	4.9%
Solventum Corp.(a)		869,091	67,050,371
Household Products/Wares	1.6%
Reckitt Benckiser Group PLC		330,293	21,515,935
Insurance	6.9%
Aon PLC - Class A		186,451	61,843,932
Ryan Specialty Holdings Inc.		872,423	32,942,693
			94,786,625
Internet	3.0%
Airbnb Inc. - Class A(a)		286,462	40,992,712
Internet Software & Services	4.6%
eBay Inc.		246,424	27,537,882
Zillow Group Inc. - Class A(a)		172,592	5,414,211
Zillow Group Inc. - Class C(a)		959,741	30,251,036
			63,203,129
Machinery - Diversified	3.6%
Otis Worldwide Corp.		698,297	49,998,065
Media	7.7%
Fox Corp. - Class A		560,214	29,220,762
Fox Corp. - Class B		286,250	13,407,950
News Corp. - Class A		1,945,569	48,308,479
News Corp. - Class B		552,853	15,513,055
			106,450,246

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pharmaceuticals	13.2%
Bristol-Myers Squibb Co.		1,383,863	$79,738,186
Johnson & Johnson		214,832	54,560,883
Novartis AG - REG		298,459	46,756,114
			181,055,183
Software	3.6%
Salesforce Inc.		320,386	50,191,671
Tobacco	6.9%
British American Tobacco PLC		808,473	50,156,106
Philip Morris International Inc.		245,830	44,473,105
			94,629,211
Toys/Games/Hobbies	1.6%
Nintendo Co. Ltd.		530,870	22,250,863
TOTAL COMMON STOCKS (Cost $1,066,127,694)			1,327,856,930
TOTAL INVESTMENTS (Cost $1,066,127,694)	96.7%		1,327,856,930
NET OTHER ASSETS (LIABILITIES)	3.3%		44,713,935
NET ASSETS	100.0%		$1,372,570,865

(a)Non-income producing security.

Abbreviations:
REG – Registered
At June 30, 2026, the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	76.8%
United Kingdom	6.6
Ireland(b)	4.5
Netherlands	3.8
Switzerland	3.4
Japan	1.6
Total	96.7%

(b)Aon PLC is incorporated in Ireland; however, its primary listing is on the New York Stock Exchange (NYSE) in the United States. Independent Franchise Partners,
LLC therefore defines Aon PLC as a United States equity, consistent with the terms set out in the prospectus.